Inventory - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Write-downs (reversals of write-downs) of inventories	$ 3.8	$ 7.4
Adjustment for write-downs of inventories	$ 0.7